Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2021
Property and Equipment
Schedule of property and equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Total
	$	$	$	$	$	$
Cost
Balance at November 30, 2019	631,334	156,059	172,498	5,664,253	1,441,452	8,065,596
Additions	-	-	-	3,875	-	3,875
Disposition	-	-	-	(91,769)	-	(91,769)
Balance at November 30, 2020	631,334	156,059	172,498	5,576,359	1,441,452	7,977,702
Impairment of asset	-	-	-	(514,502)	-	(514,502)
Balance at November 30, 2021	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200

Accumulated depreciation
Balance at November 30, 2019	496,138	149,826	138,893	3,648,717	1,358,616	5,792,190
Depreciation	40,559	3,116	6,721	282,143	82,836	415,375
Balance at November 30, 2020	536,697	152,942	145,614	3,930,860	1,441,452	6,207,565
Depreciation	28,391	1,558	5,377	226,200	-	261,526
Balance at November 30, 2021	565,088	154,500	150,991	4,157,060	1,441,452	6,469,091

Net book value at:
November 30, 2020	94,637	3,117	26,884	1,645,499	-	1,770,137
November 30, 2021	66,246	1,559	21,507	904,797	-	994,109